Deposits from the Central Bank and Deposits from credit institutions	12 Months Ended
Dec. 31, 2018
Deposits from the Central Bank and Deposits from credit institutions
Deposits from the Central Bank and Deposits from credit institutions

18. Deposits from the Central Bank and Deposits from credit institutions

The breakdown by classification, type and currency of Deposits from the Central Bank and Deposits from credit institutions is as follows:

	12/31/2017	12/31/2018

Classification:
Other financial liabilities at fair value through profit or loss	28,359	35,311
Financial liabilities at amortized cost	76,515	94,849
	104,874	130,160
Type:
Reciprocal accounts	2,316	3,999
Time deposits	4,506	10,125
Overnight deposits	13,688	23,359
Repurchase agreements	28,359	35,311
Other accounts	55,848	57,315
Of which:
Collateral received for OTC derivatives transactions (Note 31)	31,157	32,606
Others	24,691	24,709
Accrued interest	157	51
	104,874	130,160
Currency:
Peso	100,347	116,354
USD	4,470	13,791
Other currencies	57	15
	104,874	130,160

Note 44.a includes a breakdown of the remaining maturity periods of Deposits from the Central Bank and Deposits from credit institutions. In addition, Note 44.d contains the fair value amounts of these liabilities classified as Deposits from the Central Bank and Deposits from credit institutions - Financial liabilities at amortized cost.